Share Based Payments (Details Narrative)			12 Months Ended
		Nov. 29, 2018 shares	Jun. 30, 2020 AUD ($) shares $ / shares		Jun. 30, 2020 $ / shares	Jun. 30, 2019 AUD ($) shares $ / shares	Jun. 30, 2018 AUD ($)	Jun. 30, 2019 $ / shares
Statement Line Items [Line Items]
Expenses arising from share-based payments | $			$ (14,442)			$ 335,102	$ 129,635
Reversal of forfeited options | $	[1]		$ 81,984			$ 6,099
Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued			57,500,000			57,500,000
Dr Jerzy Muchnicki [Member]
Statement Line Items [Line Items]
Number of options issued			125,000,000
Option exercise price | $ / shares					$ 0.008
Risk-free interest rate			0.85%
Expected life of an option			3 years
Expected volatility			136.00%
Mr Peter Rubinstein [Member]
Statement Line Items [Line Items]
Number of options issued			125,000,000
Option exercise price | $ / shares					0.008
Risk-free interest rate			0.85%
Expected life of an option			3 years
Expected volatility			136.00%
Mr. Xue Lee [Member]
Statement Line Items [Line Items]
Number of rights issued			3,750,000			3,750,000
Employee Stock Option [Member]
Statement Line Items [Line Items]
Number of options issued						16,000,000
Option expire date						Dec. 11, 2021
Performance Rights [Member]
Statement Line Items [Line Items]
Option exercise price | $ / shares								$ 0.0
Number of rights issued		76,250,000
Expenses arising from share-based payments | $			$ 38,500			$ 104,441
Consecutive share price hurdle			10 days			10 days
Risk-free interest rate						2.02%
Expected life of an option						2 years 9 months 18 days
Expected volatility						80.00%
Performance Rights [Member] | Mr. Xue Lee [Member]
Statement Line Items [Line Items]
Expenses arising from share-based payments | $						$ 43,484
Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued			15,000,000
Expenses arising from share-based payments | $			$ 38,500
Share price vested and exercisable | $ / shares					$ 0.02
Class A Performance Rights [Member] | Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued		7,500,000	7,500,000
Expenses arising from share-based payments | $			$ (11,229)
Class A Performance Rights [Member] | Dr. Lindsay Wakefield [Member]
Statement Line Items [Line Items]
Number of rights issued		3,750,000	3,750,000
Expenses arising from share-based payments | $			$ 9,625
Class A Performance Rights [Member] | Dr Jerzy Muchnicki [Member]
Statement Line Items [Line Items]
Number of rights issued		6,250,000	6,250,000
Expenses arising from share-based payments | $			$ 16,042
Class A Performance Rights [Member] | Mr Peter Rubinstein [Member]
Statement Line Items [Line Items]
Number of rights issued		5,000,000	5,000,000
Expenses arising from share-based payments | $			$ 12,833
Class A Performance Rights [Member] | Mr. Xue Lee [Member]
Statement Line Items [Line Items]
Number of rights issued		3,750,000	3,750,000	[2]
Expenses arising from share-based payments | $	[2]		$ (5,616)
Class B Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares						2.0
Class B Performance Rights [Member] | Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued		25,000,000	25,000,000	[3]
Expenses arising from share-based payments | $	[3]		$ (37,431)
Class C Performance Rights [Member]
Statement Line Items [Line Items]
Share price, VWAP hurdle | $ / shares						3.3
Class C Performance Rights [Member] | Dr. Paul Kaisian [Member]
Statement Line Items [Line Items]
Number of rights issued		25,000,000	25,000,000	[3]
Expenses arising from share-based payments | $	[3]		$ (27,708)
Class A Performance Rights [Member]
Statement Line Items [Line Items]
Number of rights issued			11,250,000
Expenses arising from share-based payments | $			$ (16,845)
Share price, VWAP hurdle | $ / shares			2.0

[1]	During the year, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited during the year ended June 30, 2020. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.
[2]	Mr. Xue Lee resigned on July 9, 2019
[3]	Dr Paul Kasian resigned on September 24, 2019.